Capitalized software, net and other intangible assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Capitalized Software Net And Other Intangible Assets Net
Other intangible assets, net	$ 380	$ 380
Weighted average useful lives of intangible assets		10 years
Capitalized software, weighted-average useful life	5 years